Description of Organization and Business Operations - Additional Information (Details)					1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended
	Sep. 30, 2020 USD ($) $ / shares	Sep. 02, 2020 USD ($) Vote $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	May 01, 2020 USD ($) $ / shares	May 01, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Payment of stock offering costs | $								$ 4,962,867
Issue price of warrants | $ / shares	$ 11.50			$ 11.50	$ 11.50		$ 11.50	$ 11.50
Maximum net tangible assets for business combination | $			$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001
Redemption price per share | $ / shares			$ 10.00			$ 10.00
Percentage of public shares to redeem			100.00%		100.00%
Interest to pay dissolution expenses | $			$ 100,000	100,000
Business combination exchange ratio		4.0032186234
Proceeds from sale of founders shares | $	$ 25,000
Cash | $	1,002,785			25,000	$ 25,000		$ 1,002,785	$ 1,002,785
Working capital | $	$ 42,000			$ 39,000	$ 39,000		$ 42,000	$ 42,000
Working Capital Loans
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issue price of warrants | $ / shares	$ 1.00			$ 1.00	$ 1.00		$ 1.00	$ 1.00
Borrowing outstanding | $	$ 0			$ 0	$ 0		$ 0	$ 0
Sponsor
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Loan proceeds from sponsor | $	$ 75,000
Subscription Agreement
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of business days		15 days
Senior Employee Lock-Up Agreements
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of days commencing after initial business combination		180 days
Initial lock up period after closing subject to certain expectations		4 years
Percentage of additional four year after closing lock up shares		50.00%
One time cash bonus percentage of annual base salary		20.00%
Original Holder
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Locked up period		1 year
New Holders
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Locked up period		180 days
Minimum [Member] | Sponsor
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of trading days					20 days			20 days
Number of days commencing after initial business combination					150 days			150 days
Minimum [Member] | Original Holder
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Share price | $ / shares		$ 12.00
Number of trading days		20 days
Number of days commencing after initial business combination		150 days
Minimum [Member] | New Holders
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Share price | $ / shares		$ 12.00
Number of trading days		20 days
Number of days commencing after initial business combination		150 days
Maximum | Sponsor
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of trading days					30 days			30 days
Maximum | Senior Employee Lock-Up Agreements
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Percentage of first year after effective lock up shares		25.00%
Percentage of four year after closing lock up shares		50.00%
Maximum | Original Holder
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of trading days		30 days
Maximum | New Holders
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of trading days		30 days
Class A Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Redemption price per share | $ / shares	10.00			10.00	10.00		10.00	10.00
Common stock voting rights votes per share | Vote		1
Business combination common stock right to receive number of shares | shares		368,799,998
Share price | $ / shares	11.50			11.50	11.50		$ 11.50	11.50
Number of trading days							20 days
Class A Common Stock | Sponsor
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Share price | $ / shares				12.00	12.00
Class A Common Stock | Minimum [Member] | Sponsor
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Share price | $ / shares	12.00						$ 12.00	12.00
Class B Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common stock, par value | $ / shares	$ 0.0001			0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights votes per share | Vote		10
Private Placement Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of warrants issued | shares			6,575,000
Issue price of warrants | $ / shares			$ 1.00			1.00
Proceeds from issuance of warrants | $			$ 6,600,000
Number of trading days					20 days		20 days
Exchanged Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Reserve for issuance of common stock | shares		368,799,998
Initial Public Offering
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares sold | shares			23,000,000
Stock issue price | $ / shares			$ 10.00	$ 10.00	$ 10.00	$ 10.00
Sale of units in initial public offering, gross | $			$ 230,000,000			$ 230,000,000
Payment of stock offering costs | $			13,100,000
Payment of deferred underwriting commissions | $			8,100,000
Initial Public Offering | Class A Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares sold | shares						23,000,000
Sale of units in initial public offering, gross | $						$ 2,300
Initial Public Offering | Private Placement Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Assets held in trust | $			$ 230,000,000			$ 230,000,000
Over-Allotment Units
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares sold | shares			3,000,000		3,000,000
Over-Allotment Units | Sponsor
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of warrants issued | shares					6,575,000
Private Placement | Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Aggregate purchase price per share | $ / shares		$ 10.00
Private Placement | Class A Common Stock | Subscription Agreement
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Aggregate purchase price per share | $ / shares		$ 10.00
Aggregate number of shares sold | shares		50,000,000
Aggregate purchase price | $		$ 500,000,000